Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
AB Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB CONSERVATIVE WEALTH STRATEGY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to achieve a high total return without, in the opinion of the Adviser, undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Fund's investment adviser (the "Adviser"). More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 47 of this Prospectus, in Appendix B--Financial Intermediary Waivers of this Prospectus, and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 104 of the Fund's Statement of Additional Information ("SAI").

		You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund or an investment company in which the Fund invests pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Fund's investment adviser (the "Adviser").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses. Restated to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that any fee waivers remain in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser allocates the Fund's investments among a number of asset classes, including fixed-income securities, equity securities, and alternative asset classes and alternative investment strategies. The Fund seeks to have generally greater exposure to fixed-income securities than equity securities or alternative asset classes and alternative investment strategies. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging market countries. Investments will be made either directly or indirectly through underlying registered investment companies advised by the Adviser (each an "Underlying Portfolio"), although a majority of the Fund's assets are expected to be invested directly.

The Fund's investments in fixed-income securities may include corporate and sovereign debt securities as well as interest rate derivatives and credit derivatives such as credit default swaps. In selecting fixed-income securities for the Fund, the Adviser attempts to take advantage of inefficiencies that it believes exist in the global fixed-income markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser intends to gain exposure to high-yield debt securities (commonly known as "junk bonds") through investment in the AB HIGH INCOME FUND, an Underlying Portfolio, and may, in the future, gain such exposure through direct investments in high-yield debt securities. Fixed-income securities in which the Fund or AB HIGH INCOME FUND may invest may be of any credit quality or maturity.

The Fund's investments in equity securities will consist primarily of securities of large-capitalization companies and derivatives related to such securities. In selecting equity securities for the Fund, the Adviser intends to use fundamental and quantitative analysis with the goal of generating returns primarily from security selection rather than price movements in equity securities generally.

The Fund may invest in alternative investments the returns on which are expected to have low correlation with returns on equity and fixed-income securities, such as commodities and related derivatives, real estate-related securities, and inflation-indexed securities. In order to gain exposure to certain alternative investment strategies using various asset classes, the Adviser intends to invest a portion of the Fund's assets in the AB ALL MARKET REAL RETURN PORTFOLIO and the AB ALL MARKET ALTERNATIVE RETURN PORTFOLIO, each an Underlying Portfolio.

The Adviser seeks to adjust the Fund's asset class exposure utilizing both fundamental analysis and the Adviser's Dynamic Asset Allocation ("DAA") approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund's investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund's risk exposure to one or more assets classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by utilizing derivatives.

The Adviser intends to utilize a variety of derivatives in its management of the Fund. As noted above, the Adviser may use derivatives to gain exposure to various asset classes, and may cause the Fund to enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged, with net investment exposure in excess of net assets.

		Currency exchange rate fluctuations can have a dramatic impact on returns. The Fund's foreign currency exposures will come from investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure. The Adviser may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MARKET RISK: The value of the Fund's assets will fluctuate as the stock, bond or commodities markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth or value, may be underperforming the stock market generally.
  ALLOCATION RISK: The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund's net asset value, or NAV, when one of these investments is performing more poorly than another.
  CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.
  HIGH YIELD DEBT SECURITIES RISK: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  INTEREST RATE RISK: Changes in interest rates will affect the value of the Fund's investments in Underlying Portfolios that invest in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  ALTERNATIVE INVESTMENTS RISK: Many alternative investments can be volatile and may be illiquid. Their performance may have little correlation with the performance of equity or fixed-income markets, and they may not perform in accordance with expectations.
  DERIVATIVES RISK: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  INVESTMENT IN OTHER INVESTMENT COMPANIES RISK: As with other investments, investments in other investment companies are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies (to the extent these expenses are not waived or reimbursed by the Adviser).
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

		EFFECTIVE JULY 14, 2017, THE FUND MADE CERTAIN CHANGES TO ITS PRINCIPAL STRATEGIES, INCLUDING THE ELIMINATION OF STATIC ASSET ALLOCATION TARGETS FOR INVESTMENT, AND THE MODIFICATION OF THE STRATEGIES TO INCREASE INVESTMENT IN DERIVATIVES AND SECURITIES OF NON-U.S. ISSUERS. ACCORDINGLY, THE PERFORMANCE SHOWN BELOW FOR PERIODS PRIOR TO JULY 14, 2017 IS BASED ON THE FUND'S PRIOR PRINCIPAL STRATEGIES AND MAY NOT BE REPRESENTATIVE OF THE FUND'S PERFORMANCE UNDER ITS CURRENT PRINCIPAL STRATEGIES.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The information in the MSCI ACWI (net) Index shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2017, the year-to-date unannualized return for Class A shares was 6.22%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 9.90%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -9.60%, 4TH QUARTER, 2008.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2016)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 14, 2017, in connection with the changes in investment strategy referred to above, the broad-based index used for comparison with the Fund's performance changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index because the new index more closely reflects the Fund's investments.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns: -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios;
AB Conservative Wealth Strategy | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%
After 1 Year	rr_ExpenseExampleYear01	$ 535
After 3 Years	rr_ExpenseExampleYear03	812
After 5 Years	rr_ExpenseExampleYear05	1,109
After 10 Years	rr_ExpenseExampleYear10	$ 1,952
2007	rr_AnnualReturn2007	4.70%
2008	rr_AnnualReturn2008	(19.29%)
2009	rr_AnnualReturn2009	19.06%
2010	rr_AnnualReturn2010	8.59%
2011	rr_AnnualReturn2011	(0.05%)
2012	rr_AnnualReturn2012	7.06%
2013	rr_AnnualReturn2013	6.31%
2014	rr_AnnualReturn2014	3.56%
2015	rr_AnnualReturn2015	(0.73%)
2016	rr_AnnualReturn2016	3.65%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.60%)
1 YEAR	rr_AverageAnnualReturnYear01	(0.76%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	3.03%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	2.40%	[5]
AB Conservative Wealth Strategy | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[6]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.88%
After 1 Year	rr_ExpenseExampleYear01	$ 591
After 3 Years	rr_ExpenseExampleYear03	835
After 5 Years	rr_ExpenseExampleYear05	1,104
After 10 Years	rr_ExpenseExampleYear10	2,212
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	635
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,104
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,212
1 YEAR	rr_AverageAnnualReturnYear01	(1.22%)
5 YEARS	rr_AverageAnnualReturnYear05	3.17%
10 YEARS	rr_AverageAnnualReturnYear10	2.26%
AB Conservative Wealth Strategy | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.86%
After 1 Year	rr_ExpenseExampleYear01	$ 289
After 3 Years	rr_ExpenseExampleYear03	629
After 5 Years	rr_ExpenseExampleYear05	1,094
After 10 Years	rr_ExpenseExampleYear10	2,383
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	629
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,094
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,383
1 YEAR	rr_AverageAnnualReturnYear01	1.81%
5 YEARS	rr_AverageAnnualReturnYear05	3.18%
10 YEARS	rr_AverageAnnualReturnYear10	2.11%
AB Conservative Wealth Strategy | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
After 1 Year	rr_ExpenseExampleYear01	$ 90
After 3 Years	rr_ExpenseExampleYear03	326
After 5 Years	rr_ExpenseExampleYear05	581
After 10 Years	rr_ExpenseExampleYear10	$ 1,310
1 YEAR	rr_AverageAnnualReturnYear01	3.88%
5 YEARS	rr_AverageAnnualReturnYear05	4.23%
10 YEARS	rr_AverageAnnualReturnYear10	3.15%
AB Conservative Wealth Strategy | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.54%
After 1 Year	rr_ExpenseExampleYear01	$ 157
After 3 Years	rr_ExpenseExampleYear03	531
After 5 Years	rr_ExpenseExampleYear05	929
After 10 Years	rr_ExpenseExampleYear10	$ 2,045
1 YEAR	rr_AverageAnnualReturnYear01	3.14%
5 YEARS	rr_AverageAnnualReturnYear05	3.53%
10 YEARS	rr_AverageAnnualReturnYear10	2.45%
AB Conservative Wealth Strategy | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
After 1 Year	rr_ExpenseExampleYear01	$ 125
After 3 Years	rr_ExpenseExampleYear03	435
After 5 Years	rr_ExpenseExampleYear05	767
After 10 Years	rr_ExpenseExampleYear10	$ 1,706
1 YEAR	rr_AverageAnnualReturnYear01	3.52%
5 YEARS	rr_AverageAnnualReturnYear05	3.86%
10 YEARS	rr_AverageAnnualReturnYear10	2.80%
AB Conservative Wealth Strategy | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
After 1 Year	rr_ExpenseExampleYear01	$ 102
After 3 Years	rr_ExpenseExampleYear03	342
After 5 Years	rr_ExpenseExampleYear05	601
After 10 Years	rr_ExpenseExampleYear10	$ 1,342
1 YEAR	rr_AverageAnnualReturnYear01	3.90%
5 YEARS	rr_AverageAnnualReturnYear05	4.19%
10 YEARS	rr_AverageAnnualReturnYear10	3.12%
AB Conservative Wealth Strategy | Return After Taxes on Distributions | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(1.67%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	2.30%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	1.56%	[5]
AB Conservative Wealth Strategy | Return After Taxes on Distributions and Sale of Fund Shares | CLASS A
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(0.28%)	[5]
5 YEARS	rr_AverageAnnualReturnYear05	2.07%	[5]
10 YEARS	rr_AverageAnnualReturnYear10	1.59%	[5]
AB Conservative Wealth Strategy | Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	3.95%	[8]
5 YEARS	rr_AverageAnnualReturnYear05	3.59%	[8]
10 YEARS	rr_AverageAnnualReturnYear10	4.39%	[8]
AB Conservative Wealth Strategy | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	2.65%	[8]
5 YEARS	rr_AverageAnnualReturnYear05	2.23%	[8]
10 YEARS	rr_AverageAnnualReturnYear10	4.34%	[8]
AB Conservative Wealth Strategy | MSCI ACWI (net) Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	7.86%	[9]
5 YEARS	rr_AverageAnnualReturnYear05	9.36%	[9]
10 YEARS	rr_AverageAnnualReturnYear10	3.56%	[9]

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	Restated to reflect current expenses.
[3]	Restated to reflect current fees and expenses.
[4]	The Adviser has contractually agreed to waive its fees and/or reimburse expenses payable by the Fund in an amount equal to the Fund's share of the advisory fees of any AB Mutual Funds in which the Fund invests, as included in "Acquired Fund Fees and Expenses". In addition, the Adviser has contractually agreed to waive its fees and/or reimburse expenses payable by the Fund in an amount equal to the benefit to the Adviser of reduced waivers and/or reimbursements under the expense limitation undertaking in place for the AB All Market Alternative Return Portfolio as a result of the investment of Fund assets in AB All Market Alternative Return Portfolio. These fee waivers and/or expense reimbursements will remain in effect until December 31, 2018. In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".
[5]	After-tax returns: -Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[6]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[7]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
[8]	Effective July 14, 2017, in connection with the changes in investment strategy referred to above, the broad-based index used for comparison with the Fund's performance changed from the Bloomberg Barclays U.S. Aggregate Bond Index to the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index because the new index more closely reflects the Fund's investments.
[9]	The information in the MSCI ACWI (net) Index shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.